Employee Investment Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Schedule of Investments [Line Items]
ESIP Employer contributions match (percent)	125.00%
ESIP Employer contribution match, percent of employee's eligible compensation, maximum (percent)	6.00%
ESIP Compensation expense	$ 11.0	$ 10.3	$ 9.7